SEGMENT REPORTING - Information on reportable segments (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT REPORTING
Revenue		$ 4,368.4	$ 3,548.8	$ 3,066.5
Depreciation and amortization		220.9	194.3	195.7
Adjusted operating profit		302.5	50.6	186.9
Restructuring expenses	$ 4.3
Impairment losses on goodwill and intangible assets			198.1
Share-based payments		46.0	0.0	0.0
Finance cost		413.4	236.5	279.0
Finance income		6.4	3.3	2.3
Loss before tax		(104.6)	(182.6)	(89.8)
Operating segment
SEGMENT REPORTING
Revenue			1,416.5
Depreciation and amortization			84.4
Adjusted operating profit			117.6
Reconciliation
SEGMENT REPORTING
Depreciation and amortization		6.4	6.8	5.8
Adjusted operating profit		(63.7)	(48.9)	(42.6)
Unallocated
SEGMENT REPORTING
Revenue		(4,368.4)	3,548.8	3,066.5
Depreciation and amortization		220.9	194.3	195.7
Adjusted operating profit		432.7	301.0	270.6
PPA		(42.7)	(42.3)	(49.5)
Restructuring expenses		(2.3)	(5.8)	(33.6)
Impairment losses on goodwill and intangible assets		0.0	(198.1)
Expenses related to M&A activities		(33.9)	(0.3)	(0.6)
Expenses related to certain legal proceedings		(3.3)	(3.9)
Share-based payments		(47.9)
Finance cost		(413.4)	(236.5)	(279.0)
Finance income		6.4	3.3	2.3
Loss before tax		(104.6)	(182.6)	(89.8)
Technical Apparel | Operating segment
SEGMENT REPORTING
Revenue		1,592.8	1,095.5	950.7
Depreciation and amortization		92.1	79.7	73.6
Adjusted operating profit		314.4	171.4	164.2
Outdoor Performance | Operating segment
SEGMENT REPORTING
Revenue		1,667.8		1,235.7
Depreciation and amortization		94.7		95.9
Adjusted operating profit		151.3		91.7
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Revenue		1,107.8	1,036.7	880.1
Depreciation and amortization		27.7	23.4	20.4
Adjusted operating profit		$ 30.6	$ 60.9	$ 57.2